Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel expenses:
Schedule of personnel expenses

	2020	2019

Short-term benefits	$4,953	$2,615
Stock-based compensation (recovery) expense - DSU plan	(993)	1,209
Stock-based compensation expense – Stock option plan	4,791	1,610
	$8,751	$5,434